Income Taxes (Tables)	12 Months Ended
Jan. 03, 2021
Income Tax Disclosure [Abstract]
Schedule of the Company’s Income Tax Provision (Benefit)
The Company's income tax provision (benefit) was comprised of the following:

	Year Ended
	January 3, 2021	December 29, 2019	December 30, 2018
Current:
Federal	$(8,092)	$(1,581)	$(4,770)
Foreign	278	336	355
State	137	19	16
	(7,677)	(1,226)	(4,399)
Deferred:
Federal	2,259	2,617	3,812
State	(582)	767	355
	1,677	3,384	4,167
Valuation allowance	(1,044)	9,672	(58)
	$(7,044)	$11,830	$(290)

Components of Deferred Income Tax Assets and Liabilities	The components of deferred income tax assets and liabilities at January 3, 2021, and December 29, 2019, were as follows:

	January 3, 2021	December 29, 2019
Deferred income tax assets:
Accrued vacation benefits	$471	$482
Incentive compensation	1,266	894
Other accruals	2,124	2,285
Operating lease liabilities	46,462	40,721
Occupancy costs	41	132
Tax credit carryforwards	1,105	1,227
Other	2,024	679
Gross deferred income tax assets	53,493	46,420
Deferred income tax liabilities:
Right-of-use operating lease assets	(41,038)	(36,434)
Property and equipment depreciation	(3,115)	(3,123)
Amortization of other intangibles, net	(52)	(53)
Cloud-based software deferred costs	(1,159)	(1,059)
Other	(237)	(220)
Gross deferred income tax liabilities	(45,601)	(40,889)
Less: Valuation allowance	(10,161)	(9,902)
Net deferred income tax liabilities	$(2,269)	$(4,371)

Reconciliation of the Statutory Federal Income Tax Provision (Benefit) to the Effective Tax Provision (Benefit)	A reconciliation of the statutory federal income tax provision (benefit) to the effective tax provision (benefit) was as follows:

	Year Ended
	January 3, 2021	December 29, 2019	December 30, 2018
Statutory federal income tax provision (benefit)	$(2,190)	$2,065	$1,386
State income taxes, net of federal benefit	(351)	621	293
Change in valuation allowance	(1,044)	9,672	(58)
Change in federal income tax rate and tax methods	(3,846)	(716)	(1,869)
Net share-based compensation-tax benefit deficiencies	276	201	129
Non-deductible expenses	122	124	32
Foreign taxes	278	336	355
Employment tax credits	(158)	(176)	(534)
Foreign tax credits/deductions	(241)	(71)	(75)
Other	110	(226)	51
	$(7,044)	$11,830	$(290)